UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 81.1%
FINANCIAL—BANK 0.2%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	11,400	$228,000
REAL ESTATE 80.9%
DIVERSIFIED 4.6%
Forest City Enterprises (d)	71,593	1,031,655
Great Eagle Holdings Ltd. (Hong Kong)	96,367	269,333
Lexington Realty Trust	125,279	815,566
Vornado Realty Trust	41,289	3,125,577
		5,242,131
HEALTH CARE 7.5%
Assisted Living Concepts (d)	18,448	605,832
Brookdale Senior Living (d)	73,095	1,522,569
Emeritus Corp. (d)	14,879	302,788
HCP	63,897	2,108,601
LTC Properties	23,006	622,543
Nationwide Health Properties	47,654	1,675,038
Omega Healthcare Investors	16,800	327,432
Senior Housing Properties Trust	23,882	528,986
Ventas	16,588	787,598
		8,481,387
HOTEL 8.4%
Chesapeake Lodging Trust (d)	30,703	597,787
Gaylord Entertainment Co. (d)	30,000	878,700
Hersha Hospitality Trust	159,156	824,428
Hospitality Properties Trust	65,618	1,571,551
Host Hotels & Resorts	299,801	4,392,085
Sunstone Hotel Investors (d)	106,863	1,193,660
		9,458,211

	Number of Shares	Value
INDUSTRIAL 5.2%
EastGroup Properties	28,562	$1,077,930
ProLogis	338,615	4,469,718
Segro PLC (United Kingdom)	56,979	276,344
		5,823,992
MORTGAGE 0.4%
MFA Financial	60,055	442,005
OFFICE 9.6%
Boston Properties	37,345	2,817,307
BR Properties SA (Brazil)(d)	78,300	568,862
Brookfield Properties Corp.	19,099	293,361
Douglas Emmett	35,400	544,098
DuPont Fabros Technology	14,855	320,719
Hongkong Land Holdings Ltd. (USD) (Singapore)	104,200	528,294
Liberty Property Trust	57,568	1,953,858
Mack-Cali Realty Corp.	40,430	1,425,157
SL Green Realty Corp.	41,936	2,401,675
		10,853,331
OFFICE/INDUSTRIAL 1.2%
PS Business Parks	26,065	1,391,871

	Number of Shares	Value
RESIDENTIAL 12.5%
APARTMENT 11.6%
Apartment Investment & Management Co.	47,794	$879,888
Associated Estates Realty Corp.	65,275	900,142
AvalonBay Communities	25,584	2,209,178
BRE Properties	42,700	1,526,525
Camden Property Trust	40,117	1,670,071
Colonial Properties Trust	49,281	634,739
Education Realty Trust	92,289	529,739
Equity Residential	59,841	2,342,775
Post Properties	27,566	607,003
UDR	103,589	1,827,310
		13,127,370
MANUFACTURED HOME 0.9%
Equity Lifestyle Properties	18,317	986,920
TOTAL RESIDENTIAL		14,114,290
SELF STORAGE 6.8%
Extra Space Storage	42,505	538,963
Public Storage	58,660	5,396,134
Sovran Self Storage	24,744	862,576
U-Store-It Trust	118,700	854,640
		7,652,313
SHOPPING CENTER 21.0%
COMMUNITY CENTER 9.1%
Developers Diversified Realty Corp.	134,147	1,632,569
Federal Realty Investment Trust	23,500	1,711,035
Kimco Realty Corp.	132,693	2,075,318
Ramco-Gershenson Properties Trust	74,370	837,406
Regency Centers Corp.	57,257	2,145,420
Urstadt Biddle Properties	32,200	509,082
Weingarten Realty Investors	62,875	1,355,585
		10,266,415

	Number of Shares	Value
REGIONAL MALL 11.9%
Macerich Co.	57,709	$2,210,832
Simon Property Group	133,812	11,226,827
		13,437,659
TOTAL SHOPPING CENTER		23,704,074
SPECIALTY 3.7%
Digital Realty Trust	20,600	1,116,520
Rayonier	41,030	1,863,993
Weyerhaeuser Co.	25,528	1,155,653
		4,136,166
TOTAL REAL ESTATE		91,299,771
TOTAL COMMON STOCK (Identified cost—$71,083,646)		91,527,771
PREFERRED SECURITIES—$25 PAR VALUE 17.5%
INSURANCE 0.5%
Allianz SE, 8.375%	10,250	265,219
ING Groep N.V., 8.50%	12,000	290,040
		555,259
INTEGRATED TELECOMMUNICATIONS SERVICES 0.2%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	10,034	248,843
REAL ESTATE 16.8%
DIVERSIFIED 4.0%
Capital Lease Funding, 8.125%, Series A	20,000	494,200
Cousins Properties, 7.75%, Series A	26,725	615,744
Duke Realty Corp., 6.95%, Series M	6,343	143,733
Duke Realty Corp., 8.375%, Series O	19,000	486,020
Forest City Enterprises, 7.375%, due 2/1/34	30,000	645,000
Lexington Realty Trust, 6.50%, Series C ($50 par value)	24,900	939,726
Lexington Realty Trust, 7.55%, Series D	16,500	367,125
Vornado Realty Trust, 6.625%, Series G	19,975	443,445
Vornado Realty Trust, 6.625%, Series I	14,732	334,858
		4,469,851

	Number of Shares	Value
HEALTH CARE 0.3%
Health Care REIT, 7.625%, Series F	14,100	$348,270
HOTEL 0.9%
Hospitality Properties Trust, 7.00%, Series C	16,000	358,560
Strategic Hotels & Resorts, 8.50%, Series A	25,000	460,000
Sunstone Hotel Investors, 8.00%, Series A	8,225	189,586
		1,008,146
INDUSTRIAL 1.1%
AMB Property Corp., 6.75%, Series M	26,684	597,988
ProLogis Trust, 6.75%, Series F	30,000	660,900
		1,258,888
OFFICE 1.1%
BioMed Realty Trust, 7.375%, Series A	32,800	798,680
Maguire Properties, 7.625%, Series A(d)	30,060	452,403
		1,251,083
OFFICE/INDUSTRIAL 0.7%
PS Business Parks, 6.70%, Series P	37,100	816,200
RESIDENTIAL—APARTMENT 3.2%
Alexandria Real Estate Equities, 7.00%, Series D	55,000	1,252,350
Apartment Investment & Management Co., 9.375%, Series G	48,200	1,224,762
Apartment Investment & Management Co., 7.75%, Series U	50,000	1,173,000
		3,650,112
SHOPPING CENTER 4.5%
COMMUNITY CENTER 3.3%
Developers Diversified Realty Corp., 8.00%, Series G	30,000	722,400
Developers Diversified Realty Corp., 7.375%, Series H	19,900	445,760
Kimco Realty Corp., 7.75%, Series G	20,025	506,031
Regency Centers Corp., 7.25%, Series D	19,020	451,535
Saul Centers, 8.00%, Series A	18,700	447,491
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(b)	4,000	401,100
Weingarten Realty Investors, 6.50%, Series F	34,028	735,005
		3,709,322

	Number of Shares	Value
REGIONAL MALL 1.2%
CBL & Associates Properties, 7.75%, Series C	16,000	$356,160
CBL & Associates Properties, 7.375%, Series D	24,998	533,207
Simon Property Group, 8.375%, Series J ($50 par value)(b)	8,031	487,402
		1,376,769
TOTAL SHOPPING CENTER		5,086,091
SPECIALTY 1.0%
Digital Realty Trust, 7.875%, Series B	11,182	277,202
Entertainment Properties Trust, 9.00%, Series E	30,000	783,600
		1,060,802
TOTAL REAL ESTATE		18,949,443
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$17,664,385)		19,753,545
PREFERRED SECURITIES—CAPITAL SECURITIES INSURANCE—PROPERTY CASUALTY 1.2%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	1,000,000	895,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a)	390,000	440,700
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,353,332)		1,335,700
SHORT-TERM INVESTMENTS 1.9%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(e)	1,100,008	1,100,008
State Street Institutional Liquid Reserves Fund, 0.13%(e)	1,100,039	1,100,039
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,200,047)		2,200,047

		Value
TOTAL INVESTMENTS (Identified cost—$92,301,410)	101.7%	$114,817,063

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)	(1,936,735)

NET ASSETS (Equivalent to $12.04 per share based on 9,374,179 shares of common stock outstanding)	100.0%	$112,880,328

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.4% of net assets of the Fund.

(b) Illiquid security.  Aggregate holdings equal 1.0% of net assets of the Fund.

(c) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.2% of net assets of the Fund.

(d) Non-income producing security.

(e) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                 Level 1 — quoted prices in active markets for identical investments

•                 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock -Financial - Bank	$228,000	$—	$—	$228,000
Common Stock – Other Industries	91,299,771	91,299,771	—	—
Preferred Securities - $25 Par Value – Insurance	555,259	290,040	265,219	—
Preferred Securities - $25 Par Value – Other Industries	19,198,286	19,198,286	—	—
Preferred Securities – Capital Securities	1,335,700	—	1,335,700	—
Money Market Funds	2,200,047	—	2,200,047	—
Total Investments	$114,817,063	$110,788,097	$3,800,966	$228,000

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS — (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$—

Net purchases	228,000

Balance as of March 31, 2010	$228,000

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$92,301,410
Gross unrealized appreciation	$24,265,466
Gross unrealized depreciation	(1,749,813)
Net unrealized appreciation	$22,515,653

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: June 1, 2010